Financial Instruments	6 Months Ended
Jun. 30, 2012
Financial Instruments [Abstract]
Financial Instruments
3.	Financial Instruments

a)	Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Note 4 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2011. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

		June 30, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $

Recurring:
Cash and cash equivalents and restricted cash	Level 1	641,621	641,621	589,261	589,261
Derivative instruments (note 10)
Interest rate swap agreements – assets	Level 2	166,527	166,527	159,603	159,603
Interest rate swap agreements – liabilities	Level 2	(326,229)	(326,229)	(304,066)	(304,066)
Cross currency swap agreement	Level 2	(10,220)	(10,220)	—	—
Other derivative	Level 3	(300)	(300)	(600)	(600)
Other:
Advances to joint venture partner (note 6)	(1)	13,931	(1)	10,200	(1)
Long-term debt (note 7)	Level 2	(1,533,652)	(1,397,849)	(1,315,231)	(1,191,117)

(1)	The fair value of the Partnership’s advances to its joint venture partner as at June 30, 2012 and December 31, 2011 was not determinable given the repayment terms described in Note 6 – Advances to Joint Venture Partner.

Changes in fair value during the six months ended June 30, 2012 and 2011 for the Partnership’s other derivative liability, the Toledo Spirit time-charter derivative, that is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Six Months Ended June 30,
	2012	2011
	$	$
Fair value at beginning of period	(600)	(10,000)
Realized and unrealized gains included in earnings	262	347
Settlements	38	53

Fair value at end of period	(300)	(9,600)

The estimated fair value of the Partnership’s other derivative is based in part upon the Partnership’s projection of future spot market tanker rates, which has been derived from current spot market tanker rates and long-term historical average rates as well as an estimated discount rate. The estimated fair value of the Partnership’s other derivative as of June 30, 2012 is based upon an average daily tanker rate of $29,564 (December 31, 2011 – $29,498) over the remaining duration of the contract and a discount rate of 8.91% (December 31, 2011 – 8.68%). In developing and evaluating this estimate, the Partnership considers the current tanker market fundamentals as well as the short and long-term outlook. A higher or lower average daily tanker rate would result in a higher or lower fair value liability or a lower or higher fair value asset. A higher or lower discount rate would result in a lower or higher fair value asset or liability.

b)	Financing Receivables

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

	Credit Quality		June 30, 2012	December 31, 2011
Class of Financing Receivable	Indicator	Grade	$	$
Direct financing leases	Payment activity	Performing	406,549	409,541
Other receivables
Long-term receivable included in other assets	Payment activity	Performing	973	786
Advances to joint venture included in investment in and advances to joint ventures	Payment activity	Performing	—	830
Advances to joint venture partner (note 6)	Other internal metrics	Performing	13,931	10,200

			421,453	421,357